DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Paid in capital	$ 493,658	¥ 3,452,202	¥ 3,404,857
Variable Interest Entity, Primary Beneficiary [Member]
Paid in capital		¥ 1,000	¥ 1,000